Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable
Balance of provision at the beginning of the year	R$ (131,634)	R$ (173,007)	R$ (229,323)
Provision in the year	(87,898)	(144,888)	(65,571)
Reversal in the year	71,400	149,681	28,563
Write-offs	36,041	36,580	93,324
Balance of provision at the end of the year	R$ (112,091)	R$ (131,634)	R$ (173,007)